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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [_];  Amendment Number:

   This  Amendment  (Check  only  one.):
                                            [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address:  215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicholas Moakes

Title: Head of Public Markets

Phone: +44 207 611 7227

Signature, Place, and Date of Signing:

/s/ Nicholas  Moakes                   London                 10/11/2012
--------------------------      --------------------      ---------------------
           (Name)                  (City,  State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22 Items

Form 13F Information Table Value Total:  $ 2,516,767 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
ITEM 1                            ITEM 2       ITEM 3      ITEM 4          ITEM 5                ITEM 6    ITEM 7       ITEM 8
                                                        Market Value                           Investment  Other   Voting Authority
Name of Issuer                Title of Class    CUSIP    (X $1,000)   Shares / Prn Amt. SH/PRN Discretion Managers       Sole
APPLE INC                    COM              037833100      300,267            450,000 SH     SOLE       NONE              450,000
BANK OF AMERICA CORPORATION  COM              060505104      114,790         13,000,000 SH     SOLE       NONE           13,000,000
BANK OF AMERICA CORPORATION  COM              060505104       35,320          4,000,000 CALL   SOLE       NONE            4,000,000
BANKUNITED INC               COM              06652K103       98,440          4,000,000 SH     SOLE       NONE            4,000,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108      119,430                900 SH     SOLE       NONE                  900
CISCO SYS INC                COM              17275R102      112,631          5,900,000 SH     SOLE       NONE            5,900,000
COCA COLA CO                 COM              191216100      121,376          3,200,000 SH     SOLE       NONE            3,200,000
EXXON MOBIL CORP             COM              30231G102      118,885          1,300,000 SH     SOLE       NONE            1,300,000
FACEBOOK INC                 CL A             30303M102       58,455          2,700,000 SH     SOLE       NONE            2,700,000
GENERAL ELECTRIC CO          COM              369604103      170,325          7,500,000 SH     SOLE       NONE            7,500,000
GOOGLE INC                   CL A             38259P508      169,763            225,000 SH     SOLE       NONE              225,000
GREEN DOT CORP               CL A             39304D102       24,460          2,000,000 SH     SOLE       NONE            2,000,000
INTERNATIONAL BUSINESS MACHS COM              459200101      170,109            820,000 SH     SOLE       NONE              820,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106       40,492          2,650,000 SH     SOLE       NONE            2,650,000
JOHNSON & JOHNSON            COM              478160104      113,702          1,650,000 SH     SOLE       NONE            1,650,000
JPMORGAN CHASE & CO          COM              46625H100      137,632          3,400,000 SH     SOLE       NONE            3,400,000
MICROSOFT CORP               COM              594918104      157,834          5,300,000 SH     SOLE       NONE            5,300,000
MORGAN STANLEY               COM NEW          617446448       83,700          5,000,000 SH     SOLE       NONE            5,000,000
MORGAN STANLEY               COM              617446448       15,066            900,000 CALL   SOLE       NONE              900,000
PEPSICO INC                  COM              713448108      127,386          1,800,000 SH     SOLE       NONE            1,800,000
PROCTER & GAMBLE CO          COM              742718109      110,976          1,600,000 SH     SOLE       NONE            1,600,000
SCHLUMBERGER LTD             COM              806857108      115,728          1,600,000 SH     SOLE       NONE            1,600,000

                                                           2,516,767         68,995,900                                  68,995,900